Document and Entity Information	Dec. 30, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000025743
Document Type	8-K/A
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	THERAPEUTICSMD, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-00100
Entity Tax Identification Number	87-0233535
Entity Address, Address Line One	951 Yamato Road
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	961-1900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TXMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	TherapeuticsMD, Inc., a Nevada corporation (the “Company”), previously filed a Current Report on Form 8-K dated December 30, 2022 (the “Current Report”) with the Securities and Exchange Commission on January 3, 2023 to report the Company completed its previously announced transaction (the “Transaction”) with Mayne Pharma LLC, a Delaware limited liability company (“Mayne Pharma”) and subsidiary of Mayne Pharma Group Limited, an Australian public company (ASX: MYX), pursuant to which the Company and its subsidiaries (i) granted Mayne Pharma an exclusive license to commercialize the Company’s Imvexxy®, Bijuva® and prescription prenatal vitamin products sold under the BocaGreenMD® and vitaMedMD® brands in the United States and its possessions and territories, (ii) assigned to Mayne Pharma the Company’s exclusive license to commercialize Annovera® in the United States and its possessions and territories, and (iii) sold certain other assets to Mayne Pharma in connection therewith. With the completion of the closing of the above transactions, the Company was able to recapitalize and transform into a pharmaceutical royalty company (the “Transformation”).